BORROWINGS - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Unused financing facilities	¥ 1,088,694				$ 155,681
Repayments of short-term borrowings	2,330,640	$ 333,277	¥ 1,318,379	¥ 963,000
Carrying amount of the electronic equipment pledged	2,146,782		2,177,992		306,986
Accounts receivable, net of allowance for credit losses of RMB57,612 and RMB99,422 (US$14,217) as of December 31, 2024 and 2025, respectively	1,740,472		¥ 1,468,663		248,884
Asset Pledged as Collateral
Debt Instrument [Line Items]
Accounts receivable, net of allowance for credit losses of RMB57,612 and RMB99,422 (US$14,217) as of December 31, 2024 and 2025, respectively	624,224				89,263
Maximum | Asset Pledged as Collateral
Debt Instrument [Line Items]
Accounts receivable, net of allowance for credit losses of RMB57,612 and RMB99,422 (US$14,217) as of December 31, 2024 and 2025, respectively	¥ 2,482,301				$ 354,964
Secured borrowings | Maximum
Debt Instrument [Line Items]
Fixed annual interest rate	6.12%				6.12%
Kingsoft Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Repayments of short-term borrowings	¥ 1,000,000
Xiaomi Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Fixed annual interest rates	6.70%	6.70%	6.70%